Goodwill and intangible assets, net - Intangible Assets with Definite Lives (Details) - EUR (€) € in Thousands	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Cost	€ 105,484	€ 105,484
(Accumulated Amortization)	(105,080)	(104,944)
Intangible assets with definite lives, net	404	540
Partner relationships
Finite-Lived Intangible Assets [Line Items]
Cost	34,220	34,220
(Accumulated Amortization)	(34,220)	(34,220)
Intangible assets with definite lives, net	0	0
Technology
Finite-Lived Intangible Assets [Line Items]
Cost	59,789	59,789
(Accumulated Amortization)	(59,789)	(59,789)
Intangible assets with definite lives, net	0	0
Non-compete agreement
Finite-Lived Intangible Assets [Line Items]
Cost	10,800	10,800
(Accumulated Amortization)	(10,800)	(10,800)
Intangible assets with definite lives, net	0	0
Trademark/domain
Finite-Lived Intangible Assets [Line Items]
Cost	675	675
(Accumulated Amortization)	(271)	(135)
Intangible assets with definite lives, net	€ 404	€ 540